DAVIS INTERNATIONAL TOTAL RETURN FUND, INC.

                  CERTIFICATION PURSUANT TO RULE 497(j)




     The undersigned, on behalf of Davis International Total Return Fund, Inc. (the "Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post- effective amendment to its registration statement.
The text of such amendment to the registration statement was filed electronically.




Dated February 5, 1996


                                  DAVIS INTERNATIONAL TOTAL RETURN FUND, INC.

                                  By:  /s/ Raymond O. Padilla
                                       --------------------------------------
                                       Raymond O. Padilla,
                                       Vice President